General Information	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
General Information

1.    GENERAL INFORMATION

Natura &Co Holding S.A. (“Natura &Co Holding”), formerly Natura Holding S.A., was incorporated on January 21, 2019 under the laws of Brazil, and as part of a corporate restructuring, together with its subsidiaries, the “Company”. The Company is engaged in the cosmetics, fragrances and personal hygiene business, through the development, manufacturing, distribution and sales of related products.

The Company's main brands are: the Brazilian brand Natura, the American brand Avon, the English brand The Body Shop and the Australian brand Aesop. In addition to using the retail market, e-commerce, B2B and franchises as product sales channels, its subsidiaries are engaged in the direct sales channel, through consultants that act as sales representatives of the Natura, The Body Shop and Avon brands.

Natura &Co is a publicly-listed corporation, headquartered in São Paulo, registered in the special trading segment called “Novo Mercado” in the B3 S.A. – Brasil, Bolsa, Balcão (B3), under the ticker “NTCO3.”

Under the corporate restructuring, Natura &Co Holding was created to become the holding company of Natura Cosméticos S.A. (“Natura”) and to effect the acquisition of Avon Products, Inc. (“Avon”) (see Note 4).  In September 2019 the registration statement on Form F-4 filed by Natura &Co Holding with the United States Securities and Exchange Commission was declared effective. In January 2020, the acquisition transaction was completed and Natura &Co Holding became the controlling shareholder of Avon. On January 6, 2020, Natura &Co Holding started to trade its shares on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”.